Label	Element	Value
Innovator U.S. Equity Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.75 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.80%
Innovator U.S. Equity Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.78 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.20%
Innovator U.S. Equity Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $658.73 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Innovator U.S. Equity Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $522.12 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.10%)